Intangible Assets (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets [Abstract]
Schedule Of Amortizable Intangible Assets

	As of December 31, 2011
	Gross	Accumulated amortization	Net
Lease premiums	$67,882	$(38,204)	$29,677
Net book value at end of period	$67,882	$(38,204)	$29,677

	As of December 31, 2010
	Gross	Accumulated amortization	Net
Lease premiums	$73,673	$(27,448)	$46,225
Customer relationships—parts	19,800	(9,229)	10,571
Customer relationships—engines	3,600	(2,516)	1,084
FAA certificate at AeroTurbine	1,100	(343)	757
Non-compete agreement	1,100	(1,100)	—
Net book value at end of period	$99,273	$(40,636)	$58,637

Schedule Of Changes To Amortizable Intangible Assets

	Year ending December 31,
	2010	2011
Net carrying value at beginning of period	$31,399	$58,637
Fair value of intangibles acquired in acquisitions	42,975	—
Discontinued operations	—	(12,412)
Purchases of intangible lease premiums	9,006	—
Amortization	(22,070)	(15,375)
Impairment (Note 22)	(2,673)	(1,173)
Net carrying value at end of period	$58,637	$29,677

Schedule Of Future Amortization Of The Intangible Assets

Amortization of intangible assets
2012	$11,578
2013	8,431
2014	6,137
2015	3,107
2016	424
Thereafter	—
$29,677